Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 86.50%
Automotive — 2.86%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	$ 406,317
Ford Motor 4.75% 1/15/43	265,000	220,308
Ford Motor Credit
3.375% 11/13/25	260,000	250,259
4.542% 8/1/26	270,000	262,206
7.35% 3/6/30	475,000	506,732

Goodyear Tire & Rubber 5.25% 7/15/31	390,000	355,764
Wand NewCo 3 144A 7.625% 1/30/32 #	90,000	93,156
		2,094,742
Banking — 0.87%
Bank of Montreal 7.70% 5/26/84 μ	265,000	268,777
Barclays 9.625% 12/15/29 μ, ψ	345,000	366,701
		635,478
Basic Industry — 6.46%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	225,000	236,505
Cleveland-Cliffs 144A 7.00% 3/15/32 #	505,000	512,297
CP Atlas Buyer 144A 7.00% 12/1/28 #	425,000	399,418
First Quantum Minerals
144A 6.875% 10/15/27 #	200,000	191,984
144A 8.625% 6/1/31 #	200,000	194,666
FMG Resources August 2006
144A 5.875% 4/15/30 #	330,000	324,977
144A 6.125% 4/15/32 #	150,000	148,477

NOVA Chemicals 144A 8.50% 11/15/28 #	85,000	90,578
Novelis
144A 3.875% 8/15/31 #	95,000	81,704
144A 4.75% 1/30/30 #	975,000	900,371

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	735,000	673,899
Standard Industries 144A 3.375% 1/15/31 #	680,000	570,890
Vibrantz Technologies 144A 9.00% 2/15/30 #	447,000	413,296
		4,739,062
Capital Goods — 5.44%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	425,000	142,667
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	220,000	190,274
144A 4.00% 9/1/29 #	230,000	185,641
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 6.00% 2/15/28 #	266,000	$ 261,950
144A 7.25% 7/1/31 #	175,000	175,575
144A 7.50% 2/1/29 #	295,000	304,102
144A 8.75% 11/15/30 #	310,000	331,398
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	75,000	75,017
144A 8.75% 4/15/30 #	240,000	236,060

Esab 144A 6.25% 4/15/29 #	155,000	155,920
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	525,000	535,238
144A 9.25% 4/15/27 #	190,000	188,701
Sealed Air
144A 5.00% 4/15/29 #	215,000	206,596
144A 7.25% 2/15/31 #	90,000	93,684
TransDigm
144A 6.625% 3/1/32 #	275,000	278,174
144A 6.875% 12/15/30 #	615,000	627,605
		3,988,602
Consumer Goods — 1.78%
Acushnet 144A 7.375% 10/15/28 #	233,000	241,654
Cerdia Finanz 144A 10.50% 2/15/27 #	320,000	333,394
Fiesta Purchaser 144A 7.875% 3/1/31 #	300,000	310,041
Pilgrim's Pride 4.25% 4/15/31	465,000	419,642
		1,304,731
Electric — 3.28%
Calpine
144A 3.75% 3/1/31 #	440,000	385,743
144A 4.625% 2/1/29 #	155,000	143,615
144A 5.00% 2/1/31 #	510,000	468,347
144A 5.125% 3/15/28 #	270,000	259,359
Vistra
144A 7.00% 12/15/26 #, μ, ψ	785,000	778,045
144A 8.00% 10/15/26 #, μ, ψ	365,000	373,866
		2,408,975
Energy — 12.73%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	495,000	472,404
144A 7.00% 11/1/26 #	230,000	230,734
Callon Petroleum
144A 7.50% 6/15/30 #	475,000	503,787
144A 8.00% 8/1/28 #	115,000	120,604

Civitas Resources 144A 8.625% 11/1/30 #	355,000	381,434
NQ-FLA [0324] 0524 (3566175)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
EQM Midstream Partners
144A 4.75% 1/15/31 #	807,000	$ 751,220
6.50% 7/15/48	124,000	124,460
Genesis Energy
7.75% 2/1/28	375,000	377,172
8.00% 1/15/27	165,000	167,067
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	509,620
144A 6.00% 2/1/31 #	70,000	68,325
144A 6.25% 4/15/32 #	268,000	264,519

Kodiak Gas Services 144A 7.25% 2/15/29 #	195,000	198,754
Murphy Oil 6.375% 7/15/28	820,000	826,061
Nabors Industries
144A 7.25% 1/15/26 #	87,000	86,520
144A 9.125% 1/31/30 #	270,000	280,934
NuStar Logistics
6.00% 6/1/26	267,000	265,990
6.375% 10/1/30	310,000	312,290
Southwestern Energy
5.375% 2/1/29	75,000	72,910
5.375% 3/15/30	750,000	722,543

Transocean 144A 8.00% 2/1/27 #	516,000	512,520
USA Compression Partners
6.875% 4/1/26	90,000	89,972
6.875% 9/1/27	500,000	501,502
144A 7.125% 3/15/29 #	175,000	177,291
Vital Energy
144A 7.75% 7/31/29 #	420,000	423,799
144A 7.875% 4/15/32 #	145,000	147,415
9.75% 10/15/30	165,000	180,578

Weatherford International 144A 8.625% 4/30/30 #	545,000	569,413
		9,339,838
Financial Services — 2.60%
AerCap Holdings 5.875% 10/10/79 μ	800,000	794,886
Air Lease 4.65% 6/15/26 μ, ψ	450,000	426,013
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	710,000	684,525
		1,905,424
Healthcare — 7.35%
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	183,131
Avantor Funding 144A 3.875% 11/1/29 #	425,000	383,562
Bausch Health 144A 11.00% 9/30/28 #	186,000	124,620
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	180,000	$ 172,175
144A 3.50% 4/1/30 #	40,000	38,131

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	405,395
CHS
144A 4.75% 2/15/31 #	470,000	363,146
144A 6.125% 4/1/30 #	90,000	64,979
144A 6.875% 4/15/29 #	90,000	67,467
DaVita
144A 3.75% 2/15/31 #	240,000	201,150
144A 4.625% 6/1/30 #	210,000	188,148

Heartland Dental 144A 8.50% 5/1/26 #	504,000	500,247
Legacy LifePoint Health 144A 4.375% 2/15/27 #	280,000	267,044
Medline Borrower
144A 3.875% 4/1/29 #	385,000	350,682
144A 5.25% 10/1/29 #	605,000	572,290

Organon & Co. 144A 5.125% 4/30/31 #	435,000	387,079
Surgery Center Holdings 144A 7.25% 4/15/32 #	370,000	373,336
Tenet Healthcare
4.375% 1/15/30	490,000	453,300
6.125% 10/1/28	300,000	299,175
		5,395,057
Insurance — 5.93%
Ardonagh Finco 144A 7.75% 2/15/31 #	425,000	423,515
Howden UK Refinance
144A 7.25% 2/15/31 #	235,000	236,131
144A 8.125% 2/15/32 #	220,000	222,075
HUB International
144A 5.625% 12/1/29 #	390,000	366,054
144A 7.375% 1/31/32 #	350,000	352,576
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	650,000	678,116
144A 10.50% 12/15/30 #	560,000	592,303
NFP
144A 6.875% 8/15/28 #	645,000	653,732
144A 7.50% 10/1/30 #	185,000	195,057

Panther Escrow Issuer 144A 7.125% 6/1/31 #	360,000	366,304
USI 144A 7.50% 1/15/32 #	265,000	265,819
		4,351,682
Leisure — 6.85%
Boyd Gaming 144A 4.75% 6/15/31 #	860,000	791,099

2    NQ-FLA [0324] 0524 (3566175)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Caesars Entertainment
144A 6.50% 2/15/32 #	180,000	$ 181,698
144A 7.00% 2/15/30 #	625,000	641,944
Carnival
144A 5.75% 3/1/27 #	355,000	351,578
144A 6.00% 5/1/29 #	765,000	755,311

Light & Wonder International 144A 7.25% 11/15/29 #	545,000	559,847
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	952,000	941,555
144A 7.25% 1/15/30 #	180,000	187,144

Scientific Games Holdings 144A 6.625% 3/1/30 #	635,000	614,359
		5,024,535
Media — 8.60%
AMC Networks 4.25% 2/15/29	450,000	319,259
Arches Buyer 144A 6.125% 12/1/28 #	465,000	390,055
CCO Holdings
144A 4.50% 8/15/30 #	875,000	733,838
4.50% 5/1/32	120,000	96,510
144A 5.375% 6/1/29 #	365,000	334,398

CMG Media 144A 8.875% 12/15/27 #	705,000	467,796
CSC Holdings
144A 4.625% 12/1/30 #	600,000	305,166
144A 5.00% 11/15/31 #	440,000	222,907
144A 5.75% 1/15/30 #	460,000	243,877

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	484,000	261,862
Directv Financing 144A 5.875% 8/15/27 #	670,000	634,263
DISH DBS 144A 5.75% 12/1/28 #	670,000	461,717
Gray Television
144A 4.75% 10/15/30 #	180,000	118,192
144A 5.375% 11/15/31 #	840,000	551,607

Nexstar Media 144A 4.75% 11/1/28 #	345,000	314,685
Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	856,026
		6,312,158
Retail — 2.97%
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	83,147
4.75% 3/1/30	320,000	295,003
Bath & Body Works
6.875% 11/1/35	295,000	301,883
6.95% 3/1/33	200,000	199,539

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	380,000	376,913
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)

Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	$ 393,412
PetSmart 144A 7.75% 2/15/29 #	540,000	526,139
		2,176,036
Services — 6.46%
ADT Security 144A 4.125% 8/1/29 #	470,000	431,040
CDW 3.569% 12/1/31	675,000	594,043
Gartner 144A 4.50% 7/1/28 #	395,000	376,740
GFL Environmental 144A 6.75% 1/15/31 #	265,000	271,907
Iron Mountain
144A 5.25% 3/15/28 #	460,000	445,437
144A 5.25% 7/15/30 #	260,000	246,239

Prime Security Services Borrower 144A 5.75% 4/15/26 #	265,000	264,409
SRS Distribution
144A 6.00% 12/1/29 #	195,000	199,405
144A 6.125% 7/1/29 #	195,000	199,060

Staples 144A 7.50% 4/15/26 #	425,000	415,198
United Rentals North America 3.875% 2/15/31	435,000	390,188
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	599,025
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	308,000	307,968
		4,740,659
Technology & Electronics — 5.11%
Clarios Global 144A 8.50% 5/15/27 #	365,000	366,236
CommScope Technologies 144A 6.00% 6/15/25 #	219,000	190,738
Entegris
144A 4.75% 4/15/29 #	212,000	203,406
144A 5.95% 6/15/30 #	585,000	578,637
NCR Voyix
144A 5.00% 10/1/28 #	220,000	205,318
144A 5.125% 4/15/29 #	115,000	106,790
144A 5.25% 10/1/30 #	260,000	235,496
Seagate HDD Cayman
5.75% 12/1/34	210,000	205,604
144A 8.25% 12/15/29 #	195,000	209,723

Sensata Technologies 144A 4.00% 4/15/29 #	575,000	525,620
SS&C Technologies 144A 5.50% 9/30/27 #	440,000	430,585
UKG 144A 6.875% 2/1/31 #	480,000	489,339
		3,747,492
NQ-FLA [0324] 0524 (3566175)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications — 6.68%
Altice France 144A 5.50% 10/15/29 #	690,000	$ 469,054
Altice France Holding 144A 6.00% 2/15/28 #	505,000	144,259
Connect Finco 144A 6.75% 10/1/26 #	590,000	578,763
Consolidated Communications
144A 5.00% 10/1/28 #	375,000	312,913
144A 6.50% 10/1/28 #	480,000	420,490
Frontier Communications Holdings
144A 5.00% 5/1/28 #	75,000	69,670
144A 5.875% 10/15/27 #	615,000	595,890
5.875% 11/1/29	200,000	169,212
144A 6.75% 5/1/29 #	255,000	227,533
144A 8.75% 5/15/30 #	110,000	112,652

Northwest Fiber 144A 4.75% 4/30/27 #	615,000	629,272
Sable International Finance 144A 5.75% 9/7/27 #	523,000	505,064
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	418,487
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	244,978
		4,898,237
Transportation — 0.53%
Air Canada 144A 3.875% 8/15/26 #	410,000	391,735
		391,735
Total Corporate Bonds (cost $66,802,064)		63,454,443

Loan Agreements — 8.94%
Basic Industry — 2.54%
Form Technologies Tranche B 10.193% (SOFR03M + 4.85%) 7/22/25 •	557,757	533,355
Hexion Holdings
1st Lien 9.96% (SOFR03M + 4.65%) 3/15/29 •	127,725	126,060
2nd Lien 12.868% (SOFR01M + 7.54%) 3/15/30 •	470,000	419,475

PMHC II 9.723% (SOFR03M + 4.25%) 4/23/29 •	84,146	83,385
Vantage Specialty Chemicals 1st Lien 10.068% (SOFR03M + 4.75%) 10/26/26 •	704,800	698,853
		1,861,128
Capital Goods — 1.34%
CD&R Hydra Buyer TBD 3/14/31 X	370,000	370,925
	Principal amount°	Value (US $)

Loan Agreements (continued)
Capital Goods (continued)
Hunter Douglas Holding Tranche B-1 8.824% (SOFR03M + 3.50%) 2/26/29 •	203,429	$ 201,443
SPX Flow 9.927% (SOFR01M + 4.60%) 4/5/29 •	406,079	408,261
		980,629
Electric — 0.00%
Calpine 7.33% (SOFR01M + 2.00%) 12/16/27 •	452	452
		452
Energy — 0.25%
Parkway Generation
Tranche B 10.324% (SOFR03M + 5.01%) 2/18/29 •	163,556	163,352
Tranche C 10.324% (SOFR03M + 5.01%) 2/18/29 •	20,609	20,583
		183,935
Financial Services — 0.97%
Amynta Agency Borrower 9.552% (SOFR03M + 4.25%) 2/28/28 •	709,646	712,435
		712,435
Healthcare — 0.99%
Bausch & Lomb 8.677% (SOFR01M + 3.35%) 5/10/27 •	367,197	364,049
Cotiviti Holdings TBD 2/21/31 X	361,000	361,602
		725,651
Services — 0.52%
Pre Paid Legal Services 2nd Lien 12.445% (SOFR01M + 7.11%) 12/14/29 •	17,719	17,365
Swf Holdings I 9.445% (SOFR01M + 4.11%) 10/6/28 •	398,697	367,727
		385,092
Technology & Electronics — 2.33%
Applied Systems 2nd Lien 10.559% 2/23/32 •	341,000	353,681
Commscope 8.695% (SOFR01M + 3.36%) 4/6/26 •	190,343	173,529
INDICOR Tranche B 9.302% (SOFR03M + 4.00%) 11/22/29 •	664,307	668,578
UKG 2nd Lien 10.68% (SOFR03M + 5.35%) 5/3/27 •	507,103	511,382
		1,707,170
Total Loan Agreements (cost $6,439,687)		6,556,492

4    NQ-FLA [0324] 0524 (3566175)

	Number of shares	Value (US $)
Short-Term Investments — 5.38%
Money Market Mutual Funds — 5.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	986,468	$ 986,468
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	986,469	986,469
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	986,469	986,469
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	986,469	986,469
Total Short-Term Investments (cost $3,945,875)		3,945,875

Total Value of Securities—100.82% (cost $77,187,626)		73,956,810
Liabilities Net of Receivables and Other Assets—(0.82%)		(600,010)
Net Assets Applicable to 12,835,600 Shares Outstanding—100.00%		$73,356,800
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $52,618,894, which represents 71.73% of the Series’ net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be determined.
Summary of abbreviations:
DAC – Designated Activity Company
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USD – US Dollar
NQ-FLA [0324] 0524 (3566175)    5